SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2023
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT
Summary of short-term debt

	2022	2023
	RMB (in millions)
Short-term bank borrowings and current portion of long-term loan (Note 17)	28,398	21,197
Exchangeable Senior Notes	4,204	3,696
Securitization debt	72	964

Total	32,674	25,857